LONG-TERM DEBT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 158,265	$ 40,059
Acquired on acquisition of IndieFlix		156,625
Payments		(42,775)
InterestExpenseAndAccretion	7,367	4,356
Government grant	(5,967)
Balance at end	159,665	158,265
Current portion	10,230
Long-term portion	149,435
Third Party [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning		40,059
Acquired on acquisition of IndieFlix
Payments		(42,775)
InterestExpenseAndAccretion		2,716
Government grant
Balance at end
Current portion
Long-term portion
S B A Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	158,265
Acquired on acquisition of IndieFlix		156,625
Payments
InterestExpenseAndAccretion	7,367	1,640
Government grant	(5,967)
Balance at end	159,665	$ 158,265
Current portion	10,230
Long-term portion	$ 149,435